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THE HARTFORD

May 5, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:      See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 30, 2010.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

EXHIBIT A

Hartford Life Insurance Company Separate Account VL I:

033-53692	Stag Variable Life
333-109529	Stag Accumulator II Variable Universal Life
333-109530	Stag Protector II Variable Universal Life

Hartford Life Insurance Company Separate Account VL II:

333-131135	Hartford Leaders VUL Joint Legacy
333-148814	Hartford Leaders VUL Liberty (Series I and II)
333-148817	Hartford Leaders VUL Legacy (Series I and II)
333-155096	Hartford Leaders VUL Joint Legacy II (Series I and II)

Union Security Insurance Company Variable Account C

033-65243	Wall Street Series Survivor VUL
333-69327	Wall Street Series VUL
033-03919	Harmony Investment Life
033-28551	Wall Street Series VUL220
033-48266	Wall Street Series VUL500